Convertible Loans (Tables)	6 Months Ended
Jun. 30, 2020
Convertible Loan [Abstract]
Schedule of warrants fair value using Black–Scholes

	June 30, 2020	March 23, 2020

Dividend yield (%)	0	0
Expected volatility (%)	129.32	122.01
Risk-free interest rate (%)	0.29	0.38
Underlying Share Price ($)	0.62	0.43
Exercise price ($)	0.35	0.35
Warrants fair value ($)	0.55	0.36

	June 30, 2020	March 23, 2020

Expected volatility (%)	150.33	116.51
Risk-free interest rate (%)	0.16	0.17
Underlying Share Price ($)	0.62	0.43
Conversion Price ($)	0.35	0.35